Financial Instruments - Schedule of Effect on Earnings Before Tax of Exchange Rate (Details) € in Thousands, £ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 USD ($)		Dec. 31, 2015 USD ($)
Disclosure Of Financial Instruments [Line Items]
Equity	$ 2,303,431				$ 2,201,728		$ 2,019,906
Net earnings	259,285				$ 135,550	[1]
Foreign Exchange Risk
Disclosure Of Financial Instruments [Line Items]
10% Strengthening (weakening)		$ 701	€ (52,673)	£ (1,262)
Foreign Exchange Risk | EUR:USD exchange rate | Weakening of Cross Currency Interest Rate Swaps
Disclosure Of Financial Instruments [Line Items]
Equity	(121,958)
Foreign Exchange Risk | EUR:USD exchange rate | Strengthening of Cross Currency Interest Rate Swaps
Disclosure Of Financial Instruments [Line Items]
Equity	110,871
Interest Rate Risk | Weakening of LIBOR
Disclosure Of Financial Instruments [Line Items]
Equity	18,665
Interest Rate Risk | Strengthening of LIBOR
Disclosure Of Financial Instruments [Line Items]
Equity	(18,256)
Interest Rate Risk | Weakening of EURIBOR
Disclosure Of Financial Instruments [Line Items]
Equity	(5,778)
Interest Rate Risk | Strengthening of EURIBOR
Disclosure Of Financial Instruments [Line Items]
Equity	3,480
Net earnings	(3,388)
Interest Rate Risk | EUR:USD exchange rate | Weakening of LIBOR
Disclosure Of Financial Instruments [Line Items]
Net earnings	1,751
Interest Rate Risk | EUR:USD exchange rate | Strengthening of LIBOR
Disclosure Of Financial Instruments [Line Items]
Net earnings	$ (9,200)

[1]	See notes 5 and 6 for further details on reclassifications.